Mandatory Convertible Debentures - Schedule of Mandatory Convertible Debentures (Details) - DevvStream Corp [Member] - Mandatory Convertible Debentures [Member] - USD ($)		1 Months Ended	12 Months Ended
	Jan. 12, 2024	Oct. 31, 2024	Jul. 31, 2025	Jul. 31, 2024	Jul. 30, 2024
Schedule of Mandatory Convertible Debentures [Line Items]
Beginning balance
Issued	$ 100,000				100,000
Change in fair value of mandatory convertible debentures			$ (70,500)	$ 27,500	27,500
Conversion of debentures		$ (57,000)	(57,000)
Ending balance					$ 127,500